Victory Treasury Money Market Trust Investment Objectives and Goals - Victory Treasury Money Market Trust	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Treasury Money Market Trust Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Treasury Money Market Trust (the “Fund”) seeks to provide investors maximum current income while maintaining the highest degree of safety and liquidity.